Marketable Securities and Other Investments (Schedule of Held-to-maturity Debt Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Marketable Securities and Other Investments
Held-to-maturity securities, debt maturities, within one year, net carrying amount	¥ 265,682	¥ 40,990
Held-to-maturity securities, debt maturities, after one through five years, net carrying amount	1,131	9,924
Held-to-maturity securities, debt maturities, after five through ten years, net carrying amount	963	550
Held-to-maturity securities, debt maturities, after ten years, net carrying amount		136
Held-to-maturity securities, debt maturities, net carrying amount, total	267,776	51,600
Held-to-maturity securities, debt maturities, within one year, fair value	265,691	40,993
Held-to-maturity securities, debt maturities, after one through five years, fair value	1,129	10,102
Held-to-maturity securities, debt maturities, after five through ten years, fair value	979	564
Held-to-maturity securities, debt maturities, after ten years, fair value		134
Held-to-maturity securities, debt maturities, fair value, total	¥ 267,799	¥ 51,793